Comprehensive Income or Loss - Changes in Components of Accumulated Other Comprehensive Income or Loss, Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending balance, Accumulated Other Comprehensive Income (Loss)	$ 2.5	$ (49.4)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	40.6	35.3	(50.0)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0	0
Beginning balance, Accumulated Other Comprehensive Income (Loss)	(27.3)	(62.6)	(12.6)
Ending balance, Accumulated Other Comprehensive Income (Loss)	13.3	(27.3)	(62.6)
Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	2.6	0.5	(1.5)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(3.4)	3.4	4.6
Beginning balance, Accumulated Other Comprehensive Income (Loss)	(1.3)	(5.2)	(8.3)
Ending balance, Accumulated Other Comprehensive Income (Loss)	(2.1)	(1.3)	(5.2)
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	10.6	(9.2)	(13.8)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1.5	0.8	0.3
Beginning balance, Accumulated Other Comprehensive Income (Loss)	(20.8)	(12.4)	1.1
Ending balance, Accumulated Other Comprehensive Income (Loss)	(8.7)	(20.8)	(12.4)
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	53.8	26.6	(65.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1.9)	4.2	4.9
Beginning balance, Accumulated Other Comprehensive Income (Loss)	(49.4)	(80.2)	(19.8)
Ending balance, Accumulated Other Comprehensive Income (Loss)	$ 2.5	$ (49.4)	$ (80.2)